Basis of Preparation/impact of changes in accounting principles - Basis of Preparation (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Application of the EU carve out version of IAS 39 [Abstract]
Positive impact on profit before tax	€ (5)	€ (55)	€ (321)	€ 77
Positive impact on profit after tax	€ (9)	€ (23)	€ (216)	€ 47